AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL STATEMENTS

December 31, 2025

9311 San Pedro Avenue, Suite 1400 San Antonio, Texas 78216 210-737-1042

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

American National Insurance Company and

Contract Owners of American National Variable Annuity Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of American National Variable Annuity Separate Account (the Account) listed in Appendix A, as of December 31, 2025, the related statements of operations, statements of changes in net assets and financial highlights for each of the periods presented in Appendix A, and the related notes (collectively, the financial statements). In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2025, and the results of their operations, the changes in their net assets and financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of each subaccount for the years ended December 31, 2023 and prior were audited by other auditors whose report, dated April 23, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ WEAVER & TIDWELL LLP

San Antonio, Texas

April 24, 2026

We have served as the auditor of American National Variable Annuity Separate Account since 2024.

Weaver and Tidwell, L.L.P.

CPAs AND ADVISORS | WEAVER.COM

American National Variable Annuity Separate Account

Subaccount	Statement of Net Assets as of	Statement of Operations for the Year Ended	Statement of Changes in Net Assets for each of the Two Years in the Period Ended	Financial Highlights for each of the Two Years in the Period Ended

Alger Balanced Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Alger Capital Appreciation Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Alger Growth & Income Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Alger Large Cap Growth Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Alger Mid Cap Growth Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Alger Small Cap Growth Portfolio - Class I-2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Federated Hermes Fund for U.S. Government Securities II	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Federated Hermes High Income Bond Fund II - Primary Shares	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Federated Hermes Kaufmann Fund II - Primary Shares	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Federated Hermes Managed Volatility Fund II - Primary Shares	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Federated Hermes Quality Bond Fund II - Primary Shares	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Asset Manager 70% Portfolio - Initial Class *	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Asset Manager 50% Portfolio - Initial Class**	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Asset Manager 50% Portfolio - Service Class 2***	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Balanced Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Contrafund Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Contrafund Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Equity-Income Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Equity-Income Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Government Money Market Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Government Money Market Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Growth - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Growth and Income - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Growth and Income - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Growth Opportunities Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Growth Opportunities Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP High Income - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Index 500 Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Index 500 Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Mid Cap Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Mid Cap Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Overseas Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Value Portfolio - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Fidelity VIP Value Strategies - Service Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Equity and Income Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Health Care Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Global Real Estate Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Small Cap Equity Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Invesco V.I. Technology Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Lazard Retirement Emerging Markets Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Lazard Retirement Small-Mid Cap Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

MFS Core Equity Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

MFS Growth Series - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

MFS Investors Trust Series - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

MFS Research Series - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

T. Rowe Price Equity Income Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

T. Rowe Price International Stock Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

T. Rowe Price Limited-Term Bond Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

T. Rowe Price Mid-Cap Growth Portfolio	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

VanEck VIP Emerging Markets Fund - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

VanEck VIP Global Resources Fund - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

* Formerly named Fidelity VIP Asset Manager Growth Portfolio - Initial Class - changed on April 30, 2025

** Formerly named Fidelity VIP Asset Manager Portfolio - Initial Class - changed on April 30, 2025

*** Formerly named Fidelity VIP Asset Manager Portfolio - Service Class 2 - changed on April 30, 2025

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Alger Balanced Portfolio - Class I-2		Alger Capital Appreciation Portfolio - Class I-2		Alger Growth & Income Portfolio - Class I-2		Alger Large Cap Growth Portfolio - Class I-2		Alger Mid Cap Growth Portfolio - Class I-2
ASSETS
Investments, at fair value		$724		$1,610		$670		$1,336		$475

Total assets		$724		$1,610		$670		$1,336		$475

NET ASSETS
Accumulation units		$724		$1,610		$670		$1,336		$475

Total net assets		$724		$1,610		$670		$1,336		$475

Units Outstanding		199,384		170,905		140,123		250,766		96,178

FUND SHARE INFORMATION
Number of shares		32,075		12,496		19,071		12,949		19,932

Cost of investment		$555		$1,176		$450		$939		$488

UNIT VALUE
Lowest		$2.38		$4.56		$2.91		$2.93		$2.75

Highest		$4.10		$10.73		$5.51		$6.81		$5.52

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Alger Balanced Portfolio - Class I-2		Alger Capital Appreciation Portfolio - Class I-2		Alger Growth & Income Portfolio - Class I-2		Alger Large Cap Growth Portfolio - Class I-2		Alger Mid Cap Growth Portfolio - Class I-2
NET INVESTMENT INCOME/(LOSS)
Dividends		$19		$—		$9		$—		$—
Mortality and expense charge		(5)		(9)		(5)		(13)		(3)

Net investment income/(loss)		$14		$(9)		$4		$(13)		$(3)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$74		$300		$81		$182		$1
Change in unrealized gains/(losses)		6		103		25		138		72

Net realized and change in unrealized gains/(losses) on investments		80		403		106		320		73

Increase/(decrease) in net assets from operations		$94		$394		$110		$307		$70

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Alger Small Cap Growth Portfolio - Class I-2		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes High Income Bond Fund II - Primary Shares		Federated Hermes Kaufmann Fund II - Primary Shares		Federated Hermes Managed Volatility Fund II - Primary Shares
ASSETS
Investments, at fair value		$528		$434		$1,117		$314		$274

Total assets		$528		$434		$1,117		$314		$274

NET ASSETS
Accumulation units		$528		$434		$1,117		$314		$274

Total net assets		$528		$434		$1,117		$314		$274

Units Outstanding		158,301		284,091		315,476		57,235		101,865

FUND SHARE INFORMATION
Number of shares		28,323		46,642		193,169		16,119		26,321

Cost of investment		$614		$471		$1,131		$295		$242

UNIT VALUE
Lowest		$1.86		$1.10		$2.70		$3.46		$1.93

Highest		$3.66		$1.68		$3.89		$6.19		$2.99

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Alger Small Cap Growth Portfolio - Class I-2		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes High Income Bond Fund II - Primary Shares		Federated Hermes Kaufmann Fund II - Primary Shares		Federated Hermes Managed Volatility Fund II - Primary Shares
NET INVESTMENT INCOME/(LOSS)
Dividends		$—		$14		$64		$—		$2
Mortality and expense charge		(3)		(2)		(8)		(2)		(2)

Net investment income/(loss)		$(3)		$12		$56		$(2)		$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$(9)		$(4)		$(14)		$29		$6
Change in unrealized gains/(losses)		41		16		37		5		12

Net realized and change in unrealized gains/(losses) on investments		32		12		23		34		18

Increase/(decrease) in net assets from operations		$29		$24		$79		$32		$18

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Federated Hermes Quality Bond Fund II - Primary Shares		Fidelity VIP Asset Manager 70% Portfolio - Initial Class		Fidelity VIP Asset Manager 50% Portfolio - Initial Class		Fidelity VIP Asset Manager 50% Portfolio - Service Class 2		Fidelity VIP Balanced Portfolio - Initial Class
ASSETS
Investments, at fair value		$91		$208		$141		$—		$—

Total assets		$91		$208		$141		$—		$—

NET ASSETS
Accumulation units		$91		$208		$141		$—		$—

Total net assets		$91		$208		$141		$—		$—

Units Outstanding		54,717		49,142		38,080		30		—

FUND SHARE INFORMATION
Number of shares		8,636		8,042		8,013		6		—

Cost of investment		$93		$161		$122		$—		$—

UNIT VALUE
Lowest		$1.45		$2.86		$2.81		$2.00		$3.44

Highest		$1.98		$5.29		$5.01		$3.22		$4.39

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Federated Hermes Quality Bond Fund II - Primary Shares		Fidelity VIP Asset Manager 70% Portfolio - Initial Class		Fidelity VIP Asset Manager 50% Portfolio - Initial Class		Fidelity VIP Asset Manager 50% Portfolio - Service Class 2		Fidelity VIP Balanced Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends		$3		$4		$3		$—		$—
Mortality and expense charge		(1)		(4)		(2)		—		—

Net investment income/(loss)		$2		$—		$1		$—		$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$(1)		$77		$10		$—		$4
Change in unrealized gains/(losses)		4		(40)		7		—		(5)

Net realized and change in unrealized gains/(losses) on investments		3		37		17		—		(1)

Increase/(decrease) in net assets from operations		$5		$37		$18		$—		$(1)

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Fidelity VIP Contrafund Portfolio - Initial Class		Fidelity VIP Contrafund Portfolio - Service Class 2		Fidelity VIP Equity- Income Portfolio - Initial Class		Fidelity VIP Equity- Income Portfolio - Service Class 2		Fidelity VIP Government Money Market Portfolio - Initial Class
ASSETS
Investments, at fair value		$2,827		$4,165		$418		$335		$433

Total assets		$2,827		$4,165		$418		$335		$433

NET ASSETS
Accumulation units		$2,827		$4,165		$418		$335		$433

Total net assets		$2,827		$4,165		$418		$335		$433

Units Outstanding		197,454		492,767		42,577		75,113		307,156

FUND SHARE INFORMATION
Number of shares		47,199		73,242		14,204		11,892		433,310

Cost of investment		$2,149		$3,194		$355		$298		$433

UNIT VALUE
Lowest		$8.45		$5.20		$7.70		$2.99		$1.37

Highest		$20.60		$9.85		$9.90		$4.91		$1.41

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Contrafund Portfolio - Initial Class		Fidelity VIP Contrafund Portfolio - Service Class 2		Fidelity VIP Equity- Income Portfolio - Initial Class		Fidelity VIP Equity- Income Portfolio - Service Class 2		Fidelity VIP Government Money Market Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends		$4		$—		$7		$5		$18
Mortality and expense charge		(38)		(36)		(6)		(3)		(6)

Net investment income/(loss)		$(34)		$(36)		$1		$2		$12

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$805		$731		$58		$40		$—
Change in unrealized gains/(losses)		(251)		10		17		12		—

Net realized and change in unrealized gains/(losses) on investments		554		741		75		52		—

Increase/(decrease) in net assets from operations		$520		$705		$76		$54		$12

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Fidelity VIP Government Money Market Portfolio - Service Class 2		Fidelity VIP Growth - Initial Class		Fidelity VIP Growth and Income - Initial Class		Fidelity VIP Growth and Income - Service Class 2		Fidelity VIP Growth Opportunities Portfolio - Initial Class
ASSETS
Investments, at fair value		$2,906		$1,260		$146		$469		$991

Total assets		$2,906		$1,260		$146		$469		$991

NET ASSETS
Accumulation units		$2,906		$1,260		$146		$469		$991

Total net assets		$2,906		$1,260		$146		$469		$991

Units Outstanding		2,649,485		66,600		29,155		77,047		97,351

FUND SHARE INFORMATION
Number of shares		2,906,056		12,897		4,378		14,675		9,942

Cost of investment		$2,908		$1,150		$92		$377		$473

UNIT VALUE
Lowest		$0.92		$13.49		$3.70		$3.93		$4.90

Highest		$1.14		$19.67		$5.06		$6.88		$10.54

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Government Money Market Portfolio - Service Class 2		Fidelity VIP Growth - Initial Class		Fidelity VIP Growth and Income - Initial Class		Fidelity VIP Growth and Income - Service Class 2		Fidelity VIP Growth Opportunities Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends		$88		$3		$2		$6		$—
Mortality and expense charge		(14)		(17)		(2)		(4)		(12)

Net investment income/(loss)		$74		$(14)		$—		$2		$(12)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$—		$240		$14		$69		$117
Change in unrealized gains/(losses)		—		(73)		10		9		70

Net realized and change in unrealized gains/(losses) on investments		—		167		24		78		187

Increase/(decrease) in net assets from operations		$74		$153		$24		$80		$175

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Fidelity VIP Growth Opportunities Portfolio - Service Class 2		Fidelity VIP High Income - Initial Class		Fidelity VIP Index 500 Portfolio - Initial Class		Fidelity VIP Index 500 Portfolio - Service Class 2		Fidelity VIP Investment Grade Bond Portfolio - Initial Class
ASSETS
Investments, at fair value		$1,255		$14		$2,947		$2,905		$6

Total assets		$1,255		$14		$2,947		$2,905		$6

NET ASSETS
Accumulation units		$1,255		$14		$2,947		$2,905		$6

Total net assets		$1,255		$14		$2,947		$2,905		$6

Units Outstanding		154,094		4,308		267,906		516,878		1,991

FUND SHARE INFORMATION
Number of shares		13,019		2,884		4,465		4,468		486

Cost of investment		$707		$13		$1,425		$1,656		$6

UNIT VALUE
Lowest		$4.83		$2.93		$5.77		$3.46		$2.59

Highest		$10.09		$3.27		$16.73		$6.36		$2.80

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Growth Opportunities Portfolio - Service Class 2		Fidelity VIP High Income - Initial Class		Fidelity VIP Index 500 Portfolio - Initial Class		Fidelity VIP Index 500 Portfolio - Service Class 2		Fidelity VIP Investment Grade Bond Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends		$—		$1		$33		$26		$—
Mortality and expense charge		(13)		(1)		(42)		(23)		—

Net investment income/(loss)		$(13)		$—		$(9)		$3		$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$113		$(3)		$757		$429		$—
Change in unrealized gains/(losses)		123		7		(284)		56		—

Net realized and change in unrealized gains/(losses) on investments		236		4		473		485		—

Increase/(decrease) in net assets from operations		$223		$4		$464		$488		$—

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2		Fidelity VIP Mid Cap Portfolio - Initial Class		Fidelity VIP Mid Cap Portfolio - Service Class 2		Fidelity VIP Overseas Portfolio - Initial Class		Fidelity VIP Value Portfolio - Service Class 2
ASSETS
Investments, at fair value		$1,066		$433		$2,311		$101		$157

Total assets		$1,066		$433		$2,311		$101		$157

NET ASSETS
Accumulation units		$1,066		$433		$2,311		$101		$157

Total net assets		$1,066		$433		$2,311		$101		$157

Units Outstanding		594,514		37,590		279,866		24,673		34,256

FUND SHARE INFORMATION
Number of shares		97,166		11,536		65,719		3,655		8,391

Cost of investment		$1,223		$426		$2,255		$99		$140

UNIT VALUE
Lowest		$1.32		$8.44		$5.20		$3.28		$3.11

Highest		$1.82		$11.86		$9.64		$4.15		$5.25

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2		Fidelity VIP Mid Cap Portfolio - Initial Class		Fidelity VIP Mid Cap Portfolio - Service Class 2		Fidelity VIP Overseas Portfolio - Initial Class		Fidelity VIP Value Portfolio - Service Class 2
NET INVESTMENT INCOME/(LOSS)
Dividends		$36		$2		$5		$2		$2
Mortality and expense charge		(4)		(6)		(19)		(1)		(1)

Net investment income/(loss)		$32		$(4)		$(14)		$1		$1

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$(2)		$84		$266		$9		$17
Change in unrealized gains/(losses)		34		(41)		(31)		6		(3)

Net realized and change in unrealized gains/(losses) on investments		32		43		235		15		14

Increase/(decrease) in net assets from operations		$64		$39		$221		$16		$15

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Fidelity VIP Value Strategies - Service Class 2		Invesco V.I. Discovery Mid Cap Growth Fund - Series I		Invesco V.I. Diversified Dividend Fund - Series I		Invesco V.I. Equity and Income Fund - Series I		Invesco V.I. Global Real Estate Fund - Series I
ASSETS
Investments, at fair value		$363		$5		$139		$171		$298

Total assets		$363		$5		$139		$171		$298

NET ASSETS
Accumulation units		$363		$5		$139		$171		$298

Total net assets		$363		$5		$139		$171		$298

Units Outstanding		73,569		134		1,456		58,062		79,469

FUND SHARE INFORMATION
Number of shares		22,431		61		5,120		9,346		21,012

Cost of investment		$317		$4		$133		$170		$311

UNIT VALUE
Lowest		$3.21		$24.97		$65.05		$2.01		$2.84

Highest		$5.63		$39.47		$98.29		$3.26		$4.50

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Value Strategies - Service Class 2		Invesco V.I. Discovery Mid Cap Growth Fund - Series I		Invesco V.I. Diversified Dividend Fund - Series I		Invesco V.I. Equity and Income Fund - Series I		Invesco V.I. Global Real Estate Fund - Series I
NET INVESTMENT INCOME/(LOSS)
Dividends		$3		$—		$2		$3		$6
Mortality and expense charge		(3)		—		(1)		(1)		(3)

Net investment income/(loss)		$—		$—		$1		$2		$3

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$16		$—		$13		$6		$(6)
Change in unrealized gains/(losses)		5		—		4		9		23

Net realized and change in unrealized gains/(losses) on investments		21		—		17		15		17

Increase/(decrease) in net assets from operations		$21		$—		$18		$17		$20

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	Invesco V.I. Health Care Fund - Series I		Invesco V.I. Small Cap Equity Fund - Series I		Invesco V.I. Technology Fund - Series I		Lazard Retirement Emerging Markets Portfolio		Lazard Retirement Small-Mid Cap Portfolio
ASSETS
Investments, at fair value		$167		$51		$212		$91		$186

Total assets		$167		$51		$212		$91		$186

NET ASSETS
Accumulation units		$167		$51		$212		$91		$186

Total net assets		$167		$51		$212		$91		$186

Units Outstanding		35,076		12,518		54,772		15,878		34,747

FUND SHARE INFORMATION
Number of shares		5,585		2,537		8,239		3,051		14,394

Cost of investment		$157		$46		$163		$62		$250

UNIT VALUE
Lowest		$3.07		$2.50		$2.16		$3.91		$4.09

Highest		$5.11		$4.50		$4.85		$5.74		$5.66

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Invesco V.I. Health Care Fund - Series I		Invesco V.I. Small Cap Equity Fund - Series I		Invesco V.I. Technology Fund - Series I		Lazard Retirement Emerging Markets Portfolio		Lazard Retirement Small-Mid Cap Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends		$—		$—		$—		$3		$—
Mortality and expense charge		(1)		—		(2)		(1)		(2)

Net investment income/(loss)		$(1)		$—		$(2)		$2		$(2)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$7		$3		$49		$5		$37
Change in unrealized gains/(losses)		15		1		(10)		24		(33)

Net realized and change in unrealized gains/(losses) on investments		22		4		39		29		4

Increase/(decrease) in net assets from operations		$21		$4		$37		$31		$2

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	MFS Core Equity Portfolio - Initial Class		MFS Growth Series - Initial Class		MFS Investors Trust Series - Initial Class		MFS Research Series - Initial Class		T. Rowe Price Equity Income Portfolio
ASSETS
Investments, at fair value		$335		$1,630		$218		$141		$1,468

Total assets		$335		$1,630		$218		$141		$1,468

NET ASSETS
Accumulation units		$335		$1,630		$218		$141		$1,468

Total net assets		$335		$1,630		$218		$141		$1,468

Units Outstanding		4,453		263,732		42,231		25,979		284,261

FUND SHARE INFORMATION
Number of shares		10,536		24,026		8,323		4,620		50,790

Cost of investment		$272		$1,415		$245		$134		$1,394

UNIT VALUE
Lowest		$55.04		$3.09		$3.36		$2.97		$3.60

Highest		$83.02		$10.30		$5.78		$5.80		$5.95

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	MFS Core Equity Portfolio - Initial Class		MFS Growth Series - Initial Class		MFS Investors Trust Series - Initial Class		MFS Research Series - Initial Class		T. Rowe Price Equity Income Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends		$2		$—		$3		$1		$24
Mortality and expense charge		(4)		(17)		(2)		(1)		(14)

Net investment income/(loss)		$(2)		$(17)		$1		$—		$10

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$42		$331		$96		$33		$162
Change in unrealized gains/(losses)		(4)		(150)		(72)		(18)		7

Net realized and change in unrealized gains/(losses) on investments		38		181		24		15		169

Increase/(decrease) in net assets from operations		$36		$164		$25		$15		$179

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Net Assets

As of December 31, 2025

(Amounts in thousands except for unit and share information)

	$		$		$		$		$
	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited- Term Bond Portfolio		T. Rowe Price Mid-Cap Growth Portfolio		VanEck VIP Emerging Markets Fund - Initial Class		VanEck VIP Global Resources Fund - Initial Class
ASSETS
Investments, at fair value		$1,034		$476		$926		$150		$31

Total assets		$1,034		$476		$926		$150		$31

NET ASSETS
Accumulation units		$1,034		$476		$926		$150		$31

Total net assets		$1,034		$476		$926		$150		$31

Units outstanding		457,797		273,354		89,039		37,315		8,454

FUND SHARE INFORMATION
Number of shares		65,036		100,315		35,341		12,661		929

Cost of investment		$982		$481		$1,025		$145		$21

UNIT VALUE
Lowest		$1.40		$1.35		$5.33		$2.86		$2.53

Highest		$2.74		$1.87		$11.50		$4.11		$3.74

American National Variable Annuity Separate Account

Statements of Operations

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited- Term Bond Portfolio		T. Rowe Price Mid-Cap Growth Portfolio		VanEck VIP Emerging Markets Fund - Initial Class		VanEck VIP Global Resources Fund - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends		$19		$19		$—		$1		$1
Mortality and expense charge		(8)		(3)		(12)		(2)		—

Net investment income/(loss)		$11		$16		$(12)		$(1)		$1

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)		$114		$(1)		$126		$(2)		$2
Change in unrealized gains/(losses)		43		6		(94)		42		7

Net realized and change in unrealized gains/(losses) on investments		157		5		32		40		9

Increase/(decrease) in net assets from operations		$168		$21		$20		$39		$10

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Alger Balanced Portfolio - Class I-2		Alger Capital Appreciation Portfolio - Class I-2		Alger Growth & Income Portfolio - Class I-2		Alger Large Cap Growth Portfolio - Class I-2		Alger Mid Cap Growth Portfolio - Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$14		$(9)		$4		$(13)		$(3)
Net realized gains/(losses)		74		300		81		182		1
Change in net unrealized appreciation (depreciation) on investments		6		103		25		138		72

Increase/(decrease) in net assets from operations		$94		$394		$110		$307		$70

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$34		$43		$16		$32		$21
Policy terminations/withdrawals and charges		(11)		(142)		(7)		(67)		(61)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$23		$(99)		$9		$(35)		$(40)

INCREASE/(DECREASE) IN NET ASSETS		$117		$295		$119		$272		$30
NET ASSETS AT BEGINNING OF PERIOD		607		1,315		551		1,064		445

NET ASSETS AT END OF PERIOD		$724		$1,610		$670		$1,336		$475

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Alger Small Cap Growth Portfolio - Class I-2		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes High Income Bond Fund II - Primary Shares		Federated Hermes Kaufmann Fund II - Primary Shares		Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(3)		$12		$56		$(2)		$—
Net realized gains/(losses)		(9)		(4)		(14)		29		6
Change in net unrealized appreciation (depreciation) on investments		41		16		37		5		12

Increase/(decrease) in net assets from operations		$29		$24		$79		$32		$18

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$31		$70		$64		$18		$15
Policy terminations/withdrawals and charges		(27)		(17)		(96)		(20)		(19)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$4		$53		$(32)		$(2)		$(4)

INCREASE/(DECREASE) IN NET ASSETS		$33		$77		$47		$30		$14
NET ASSETS AT BEGINNING OF PERIOD		495		357		1,070		284		260

NET ASSETS AT END OF PERIOD		$528		$434		$1,117		$314		$274

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$
	Federated Hermes Quality Bond Fund II - Primary Shares		Fidelity VIP Asset Manager 70% Portfolio - Initial Class		Fidelity VIP Asset Manager 50% Portfolio - Initial Class		Fidelity VIP Balanced Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$2		$—		$1		$—
Net realized gains/(losses)		(1)		77		10		4
Change in net unrealized appreciation (depreciation) on investments		4		(40)		7		(5)

Increase/(decrease) in net assets from operations		$5		$37		$18		$(1)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$10		$—		$—		$—
Policy terminations/withdrawals and charges		(23)		(218)		(15)		(18)
Contract maintenance fees		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(13)		$(218)		$(15)		$(18)

INCREASE/(DECREASE) IN NET ASSETS		$(8)		$(181)		$3		$(19)
NET ASSETS AT BEGINNING OF PERIOD		99		389		138		19

NET ASSETS AT END OF PERIOD		$91		$208		$141		$—

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Contrafund Portfolio - Initial Class		Fidelity VIP Contrafund Portfolio - Service Class 2		Fidelity VIP Equity- Income Portfolio - Initial Class		Fidelity VIP Equity- Income Portfolio - Service Class 2		Fidelity VIP Government Money Market Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(34)		$(36)		$1		$2		$12
Net realized gains/(losses)		805		731		58		40		—
Change in net unrealized appreciation (depreciation) on investments		(251)		10		17		12		—

Increase/(decrease) in net assets from operations		$520		$705		$76		$54		$12

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$5		$51		$1		$31		$2
Policy terminations/withdrawals and charges		(735)		(132)		(136)		(63)		(88)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(730)		$(81)		$(135)		$(32)		$(86)

INCREASE/(DECREASE) IN NET ASSETS		$(210)		$624		$(59)		$22		$(74)
NET ASSETS AT BEGINNING OF PERIOD		3,037		3,541		477		313		507

NET ASSETS AT END OF PERIOD		$2,827		$4,165		$418		$335		$433

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Government Money Market Portfolio - Service Class 2		Fidelity VIP Growth - Initial Class		Fidelity VIP Growth and Income - Initial Class		Fidelity VIP Growth and Income - Service Class 2		Fidelity VIP Growth Opportunities Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$74		$(14)		$—		$2		$(12)
Net realized gains/(losses)		—		240		14		69		117
Change in net unrealized appreciation (depreciation) on investments		—		(73)		10		9		70

Increase/(decrease) in net assets from operations		$74		$153		$24		$80		$175

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$807		$2		$—		$49		$2
Policy terminations/withdrawals and charges		(289)		(215)		—		(61)		(144)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$518		$(213)		$—		$(12)		$(142)

INCREASE/(DECREASE) IN NET ASSETS		$592		$(60)		$24		$68		$33
NET ASSETS AT BEGINNING OF PERIOD		2,314		1,320		122		401		958

NET ASSETS AT END OF PERIOD		$2,906		$1,260		$146		$469		$991

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Growth Opportunities Portfolio - Service Class 2		Fidelity VIP High Income - Initial Class		Fidelity VIP Index 500 Portfolio - Initial Class		Fidelity VIP Index 500 Portfolio - Service Class 2		Fidelity VIP Investment Grade Bond Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(13)		$—		$(9)		$3		$—
Net realized gains/(losses)		113		(3)		757		429		—
Change in net unrealized appreciation (depreciation) on investments		123		7		(284)		56		—

Increase/(decrease) in net assets from operations		$223		$4		$464		$488		$—

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$61		$1		$44		$174		$—
Policy terminations/withdrawals and charges		(133)		(49)		(954)		(744)		1
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(72)		$(48)		$(910)		$(570)		$1

INCREASE/(DECREASE) IN NET ASSETS		$151		$(44)		$(446)		$(82)		$1
NET ASSETS AT BEGINNING OF PERIOD		1,104		58		3,393		2,987		5

NET ASSETS AT END OF PERIOD		$1,255		$14		$2,947		$2,905		$6

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2		Fidelity VIP Mid Cap Portfolio - Initial Class		Fidelity VIP Mid Cap Portfolio - Service Class 2		Fidelity VIP Overseas Portfolio - Initial Class		Fidelity VIP Value Portfolio - Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$32		$(4)		$(14)		$1		$1
Net realized gains/(losses)		(2)		84		266		9		17
Change in net unrealized appreciation (depreciation) on investments		34		(41)		(31)		6		(3)

Increase/(decrease) in net assets from operations		$64		$39		$221		$16		$15

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$70		$3		$87		$1		$5
Policy terminations/withdrawals and charges		(7)		(347)		(185)		1		(19)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$63		$(344)		$(98)		$2		$(14)

INCREASE/(DECREASE) IN NET ASSETS		$127		$(305)		$123		$18		$1
NET ASSETS AT BEGINNING OF PERIOD		939		738		2,188		83		156

NET ASSETS AT END OF PERIOD		$1,066		$433		$2,311		$101		$157

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Value Strategies - Service Class 2		Invesco V.I. Discovery Mid Cap Growth Fund - Series I		Invesco V.I. Diversified Dividend Fund - Series I		Invesco V.I. Equity and Income Fund - Series I		Invesco V.I. Global Real Estate Fund - Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$—		$—		$1		$2		$3
Net realized gains/(losses)		16		—		13		6		(6)
Change in net unrealized appreciation (depreciation) on investments		5		—		4		9		23

Increase/(decrease) in net assets from operations		$21		$—		$18		$17		$20

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$17		$—		$11		$11		$22
Policy terminations/withdrawals and charges		(30)		1		(27)		(14)		(33)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(13)		$1		$(16)		$(3)		$(11)

INCREASE/(DECREASE) IN NET ASSETS		$8		$1		$2		$14		$9
NET ASSETS AT BEGINNING OF PERIOD		355		4		137		157		289

NET ASSETS AT END OF PERIOD		$363		$5		$139		$171		$298

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	Invesco V.I. Health Care Fund - Series I		Invesco V.I. Small Cap Equity Fund - Series I		Invesco V.I. Technology Fund - Series I		Lazard Retirement Emerging Markets Portfolio		Lazard Retirement Small-Mid Cap Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(1)		$—		$(2)		$2		$(2)
Net realized gains/(losses)		7		3		49		5		37
Change in net unrealized appreciation (depreciation) on investments		15		1		(10)		24		(33)

Increase/(decrease) in net assets from operations		$21		$4		$37		$31		$2

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$15		$5		$2		$—		$7
Policy terminations/withdrawals and charges		(3)		(5)		(58)		(20)		(28)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$12		$—		$(56)		$(20)		$(21)

INCREASE/(DECREASE) IN NET ASSETS		$33		$4		$(19)		$11		$(19)
NET ASSETS AT BEGINNING OF PERIOD		134		47		231		80		205

NET ASSETS AT END OF PERIOD		$167		$51		$212		$91		$186

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	MFS Core Equity Portfolio - Initial Class		MFS Growth Series - Initial Class		MFS Investors Trust Series - Initial Class		MFS Research Series - Initial Class		T. Rowe Price Equity Income Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(2)		$(17)		$1		$—		$10
Net realized gains/(losses)		42		331		96		33		162
Change in net unrealized appreciation (depreciation) on investments		(4)		(150)		(72)		(18)		7

Increase/(decrease) in net assets from operations		$36		$164		$25		$15		$179

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$8		$49		$8		$1		$47
Policy terminations/withdrawals and charges		(26)		(127)		(35)		(5)		(292)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(18)		$(78)		$(27)		$(4)		$(245)

INCREASE/(DECREASE) IN NET ASSETS		$18		$86		$(2)		$11		$(66)
NET ASSETS AT BEGINNING OF PERIOD		317		1,544		220		130		1,534

NET ASSETS AT END OF PERIOD		$335		$1,630		$218		$141		$1,468

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2025

(Amounts in thousands)

	$		$		$		$		$
	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited- Term Bond Portfolio		T. Rowe Price Mid-Cap Growth Portfolio		VanEck VIP Emerging Markets Fund - Initial Class		VanEck VIP Global Resources Fund - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$11		$16		$(12)		$(1)		$1
Net realized gains/(losses)		114		(1)		126		(2)		2
Change in net unrealized appreciation (depreciation) on investments		43		6		(94)		42		7

Increase/(decrease) in net assets from operations		$168		$21		$20		$39		$10

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$48		$55		$21		$—		$—
Policy terminations/withdrawals and charges		(136)		(18)		(291)		(27)		(5)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(88)		$37		$(270)		$(27)		$(5)

INCREASE/(DECREASE) IN NET ASSETS		$80		$58		$(250)		$12		$5
NET ASSETS AT BEGINNING OF PERIOD		954		418		1,176		138		26

NET ASSETS AT END OF PERIOD		$1,034		$476		$926		$150		$31

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Alger Balanced Portfolio - Class I-2		Alger Capital Appreciation Portfolio - Class I-2		Alger Growth & Income Portfolio - Class I-2		Alger Large Cap Growth Portfolio - Class I-2		Alger Mid Cap Growth Portfolio - Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(4)		$(8)		$(1)		$(11)		$(5)
Net realized gains/(losses)		6		45		16		16		(72)
Change in net unrealized appreciation (depreciation) on investments		74		416		85		313		161

Increase/(decrease) in net assets from operations		$76		$453		$100		$318		$84

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$90		$43		$22		$9		$22
Policy terminations/withdrawals and charges		(15)		(213)		(33)		(41)		(255)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$75		$(170)		$(11)		$(32)		$(233)

INCREASE/(DECREASE) IN NET ASSETS		$151		$283		$89		$286		$(149)
NET ASSETS AT BEGINNING OF PERIOD		456		1,032		462		778		594

NET ASSETS AT END OF PERIOD		$607		$1,315		$551		$1,064		$445

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Alger Small Cap Growth Portfolio - Class I-2		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes High Income Bond Fund II - Primary Shares		Federated Hermes Kaufmann Fund II - Primary Shares		Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(1)		$9		$47		$—		$6
Net realized gains/(losses)		(65)		(5)		(13)		14		(18)
Change in net unrealized appreciation (depreciation) on investments		101		(5)		20		30		61

Increase/(decrease) in net assets from operations		$35		$(1)		$54		$44		$49

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$125		$66		$135		$19		$18
Policy terminations/withdrawals and charges		(148)		(27)		(106)		(89)		(132)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(23)		$39		$29		$(70)		$(114)

INCREASE/(DECREASE) IN NET ASSETS		$12		$38		$83		$(26)		$(65)
NET ASSETS AT BEGINNING OF PERIOD		483		319		987		310		325

NET ASSETS AT END OF PERIOD		$495		$357		$1,070		$284		$260

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Federated Hermes Quality Bond Fund II - Primary Shares		Fidelity VIP Asset Manager Growth Portfolio - Initial Class		Fidelity VIP Asset Manager Portfolio - Initial Class		Fidelity VIP Asset Manager Portfolio - Service Class 2		Fidelity VIP Balanced Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$2		$2		$1		$—		$—
Net realized gains/(losses)		(1)		17		4		—		1
Change in net unrealized appreciation (depreciation) on investments		2		14		4		—		2

Increase/(decrease) in net assets from operations		$3		$33		$9		$—		$3

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$4		$7		$3		$—		$—
Policy terminations/withdrawals and charges		(5)		(19)		(24)		—		(2)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(1)		$(12)		$(21)		$—		$(2)

INCREASE/(DECREASE) IN NET ASSETS		$2		$21		$(12)		$—		$1
NET ASSETS AT BEGINNING OF PERIOD		97		368		150		—		18

NET ASSETS AT END OF PERIOD		$99		$389		$138		$—		$19

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Contrafund Portfolio - Initial Class		Fidelity VIP Contrafund Portfolio - Service Class 2		Fidelity VIP Equity- Income Portfolio - Initial Class		Fidelity VIP Equity- Income Portfolio - Service Class 2		Fidelity VIP Government Money Market Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(33)		$(32)		$1		$2		$19
Net realized gains/(losses)		463		655		33		20		—
Change in net unrealized appreciation (depreciation) on investments		346		317		25		15		—

Increase/(decrease) in net assets from operations		$776		$940		$59		$37		$19

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$8		$100		$1		$18		$4
Policy terminations/withdrawals and charges		(261)		(562)		(24)		(10)		(41)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(253)		$(462)		$(23)		$8		$(37)

INCREASE/(DECREASE) IN NET ASSETS		$523		$478		$36		$45		$(18)
NET ASSETS AT BEGINNING OF PERIOD		2,514		3,063		441		268		525

NET ASSETS AT END OF PERIOD		$3,037		$3,541		$477		$313		$507

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Government Money Market Portfolio - Service Class 2		Fidelity VIP Growth - Initial Class		Fidelity VIP Growth and Income - Initial Class		Fidelity VIP Growth and Income - Service Class 2		Fidelity VIP Growth Opportunities Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$95		$(17)		$—		$1		$(11)
Net realized gains/(losses)		—		310		9		69		23
Change in net unrealized appreciation (depreciation) on investments		—		5		12		13		253

Increase/(decrease) in net assets from operations		$95		$298		$21		$83		$265

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$486		$3		$—		$35		$—
Policy terminations/withdrawals and charges		(607)		(54)		—		(124)		(29)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(121)		$(51)		$—		$(89)		$(29)

INCREASE/(DECREASE) IN NET ASSETS		$(26)		$247		$21		$(6)		$236
NET ASSETS AT BEGINNING OF PERIOD		2,340		1,073		101		407		722

NET ASSETS AT END OF PERIOD		$2,314		$1,320		$122		$401		$958

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Growth Opportunities Portfolio - Service Class 2		Fidelity VIP High Income - Initial Class		Fidelity VIP Index 500 Portfolio - Initial Class		Fidelity VIP Index 500 Portfolio - Service Class 2		Fidelity VIP Investment Grade Bond Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(12)		$2		$1		$9		$—
Net realized gains/(losses)		59		—		136		134		—
Change in net unrealized appreciation (depreciation) on investments		267		2		464		416		—

Increase/(decrease) in net assets from operations		$314		$4		$601		$559		$—

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$22		$2		$282		$320		$—
Policy terminations/withdrawals and charges		(93)		(1)		(148)		(215)		—
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(71)		$1		$134		$105		$—

INCREASE/(DECREASE) IN NET ASSETS		$243		$5		$735		$664		$—
NET ASSETS AT BEGINNING OF PERIOD		861		53		2,658		2,323		5

NET ASSETS AT END OF PERIOD		$1,104		$58		$3,393		$2,987		$5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2		Fidelity VIP Mid Cap Portfolio - Initial Class		Fidelity VIP Mid Cap Portfolio - Service Class 2		Fidelity VIP Overseas Portfolio - Initial Class		Fidelity VIP Value Portfolio - Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$28		$(6)		$(13)		$—		$—
Net realized gains/(losses)		(25)		94		326		11		36
Change in net unrealized appreciation (depreciation) on investments		10		14		5		(8)		(17)

Increase/(decrease) in net assets from operations		$13		$102		$318		$3		$19

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$73		$3		$66		$2		$7
Policy terminations/withdrawals and charges		(134)		(11)		(202)		(29)		(73)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(61)		$(8)		$(136)		$(27)		$(66)

INCREASE/(DECREASE) IN NET ASSETS		$(48)		$94		$182		$(24)		$(47)
NET ASSETS AT BEGINNING OF PERIOD		987		644		2,006		107		203

NET ASSETS AT END OF PERIOD		$939		$738		$2,188		$83		$156

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Fidelity VIP Value Strategies - Service Class 2		Invesco V.I. Discovery Mid Cap Growth Fund*		Invesco V.I. Diversified Dividend Fund - Series I		Invesco V.I. Equity and Income Fund**		Invesco V.I. Health Care Fund - Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$—		$—		$2		$1		$(1)
Net realized gains/(losses)		54		—		3		2		2
Change in net unrealized appreciation (depreciation) on investments		(26)		1		4		18		2

Increase/(decrease) in net assets from operations		$28		$1		$9		$21		$3

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$22		$—		$60		$14		$55
Policy terminations/withdrawals and charges		(22)		(1)		(11)		(65)		(21)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$—		$(1)		$49		$(51)		$34

INCREASE/(DECREASE) IN NET ASSETS		$28		$—		$58		$(30)		$37
NET ASSETS AT BEGINNING OF PERIOD		327		4		79		187		97

NET ASSETS AT END OF PERIOD		$355		$4		$137		$157		$134

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

** This fund was opened on April 30, 2021.

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	Invesco V.I. Global Real Estate Fund - Series I		Invesco V.I. Small Cap Equity Fund - Series I		Invesco V.I. Technology Fund - Series I		Lazard Retirement Emerging Markets Portfolio		Lazard Retirement Small-Mid Cap Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$3		$(1)		$(2)		$2		$(2)
Net realized gains/(losses)		(3)		6		(8)		1		11
Change in net unrealized appreciation (depreciation) on investments		(9)		5		80		3		10

Increase/(decrease) in net assets from operations		$(9)		$10		$70		$6		$19

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$82		$6		$9		$—		$8
Policy terminations/withdrawals and charges		(14)		(58)		(61)		(9)		(5)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$68		$(52)		$(52)		$(9)		$3

INCREASE/(DECREASE) IN NET ASSETS		$59		$(42)		$18		$(3)		$22
NET ASSETS AT BEGINNING OF PERIOD		230		89		213		83		183

NET ASSETS AT END OF PERIOD		$289		$47		$231		$80		$205

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	MFS Core Equity Portfolio - Initial Class		MFS Growth Series - Initial Class		MFS Investors Trust Series - Initial Class		MFS Research Series - Initial Class		T. Rowe Price Equity Income Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$(2)		$(16)		$(1)		$—		$12
Net realized gains/(losses)		24		151		17		9		143
Change in net unrealized appreciation (depreciation) on investments		31		229		18		12		7

Increase/(decrease) in net assets from operations		$53		$364		$34		$21		$162

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$6		$46		$6		$2		$78
Policy terminations/withdrawals and charges		(28)		(71)		(5)		(12)		(247)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(22)		$(25)		$1		$(10)		$(169)

INCREASE/(DECREASE) IN NET ASSETS		$31		$339		$35		$11		$(7)
NET ASSETS AT BEGINNING OF PERIOD		286		1,205		185		119		1,541

NET ASSETS AT END OF PERIOD		$317		$1,544		$220		$130		$1,534

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statements of Changes in Net Assets

Year ended December 31, 2024

(Amounts in thousands)

	$		$		$		$		$
	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited- Term Bond Portfolio		T. Rowe Price Mid-Cap Growth Portfolio		VanEck VIP Emerging Markets Fund - Initial Class		VanEck VIP Global Resources Fund - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)		$1		$14		$(16)		$—		$1
Net realized gains/(losses)		28		(3)		126		(1)		—
Change in net unrealized appreciation (depreciation) on investments		—		6		(16)		1		(1)

Increase/(decrease) in net assets from operations		$29		$17		$94		$—		$—

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners		$78		$104		$14		$6		$9
Policy terminations/withdrawals and charges		(113)		(110)		(93)		(7)		(1)
Contract maintenance fees		—		—		—		—		—

Increase/(decrease) in net assets from contract transactions		$(35)		$(6)		$(79)		$(1)		$8

INCREASE/(DECREASE) IN NET ASSETS		$(6)		$11		$15		$(1)		$8
NET ASSETS AT BEGINNING OF PERIOD		960		407		1,161		139		18

NET ASSETS AT END OF PERIOD		$954		$418		$1,176		$138		$26

See accompanying notes to the financial statements.

Note 1 - ORGANIZATION

American National Variable Annuity Separate Account (“the Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“the Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended, as a unit investment trust. Under the terms of registration, the Separate Account is authorized to issue an unlimited number of units.

The Separate Account cannot be charged with liabilities arising out of any other business of the Sponsor. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support the following variable annuity products issued by the Sponsor:

WealthQuest Variable Annuity II

Investrac Gold Variable Annuity

WealthQuest III Variable Annuity - No Rider

WealthQuest III Variable Annuity - 6 yr Ratchet

WealthQuest III Variable Annuity - 3% Rollup

WealthQuest III Variable Annuity - 5% Rollup

WealthQuest III Group Unallocated Variable Annuity

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2025, there are 54 active subaccounts within the Separate Account:

Alger Balanced Portfolio - Class I-2	Fidelity VIP Index 500 Portfolio - Service Class 2
Alger Capital Appreciation Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Alger Growth & Income Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
Alger Large Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Initial Class
Alger Mid Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Service Class 2
Alger Small Cap Growth Portfolio - Class I-2	Fidelity VIP Overseas Portfolio - Initial Class
Federated Hermes Fund for U.S. Government Securities II	Fidelity VIP Value Portfolio - Service Class 2
Federated Hermes High Income Bond Fund II - Primary Shares	Fidelity VIP Value Strategies - Service Class 2
Federated Hermes Kaufmann Fund II - Primary Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Federated Hermes Managed Volatility Fund II - Primary Shares	Invesco V.I. Diversified Dividend Fund - Series I
Federated Hermes Quality Bond Fund II - Primary Shares	Invesco V.I. Equity and Income Fund - Series I
Fidelity VIP Asset Manager 70% Portfolio - Initial Class	Invesco V.I. Global Real Estate Fund - Series I
Fidelity VIP Asset Manager 50% Portfolio - Initial Class	Invesco V.I. Health Care Fund - Series I
Fidelity VIP Asset Manager 50% Portfolio - Service Class 2	Invesco V.I. Small Cap Equity Fund - Series I
Fidelity VIP Balanced Portfolio - Initial Class	Invesco V.I. Technology Fund - Series I
Fidelity VIP Contrafund Portfolio - Initial Class	Lazard Retirement Emerging Markets Portfolio
Fidelity VIP Contrafund Portfolio - Service Class 2	Lazard Retirement Small-Mid Cap Portfolio
Fidelity VIP Equity-Income Portfolio - Initial Class	MFS Core Equity Portfolio - Initial Class
Fidelity VIP Equity-Income Portfolio - Service Class 2	MFS Growth Series - Initial Class
Fidelity VIP Government Money Market Portfolio - Initial Class	MFS Investors Trust Series - Initial Class
Fidelity VIP Government Money Market Portfolio - Service Class 2	MFS Research Series - Initial Class
Fidelity VIP Growth - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity VIP Growth and Income - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity VIP Growth and Income - Service Class 2	T. Rowe Price Limited-Term Bond Portfolio
Fidelity VIP Growth Opportunities Portfolio - Initial Class	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	VanEck VIP Emerging Markets Fund - Initial Class
Fidelity VIP High Income - Initial Class	VanEck VIP Global Resources Fund - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class

Although not all subaccounts are offered in each product, each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Hermes Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, VanEck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

Effective April 30, 2021, the Invesco V.I. Managed Volatility Fund was merged into the Invesco V.I. Equity and Income Fund. Effective April 30, 2021, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund’s name was changed to Invesco V.I. Discovery Mid Cap Growth Fund. Effective April 30, 2025, the Fidelity VIP Asset Manager Portfolio was renamed Fidelity VIP Asset Manager 50% Portfolio. Effective April 30, 2025, the Fidelity VIP Asset Manager Growth Portfolio was renamed Fidelity VIP Asset Manager 70% Portfolio.

Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management’s estimates.

Investments - Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Fair Value Measurements - A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price.

Federal Taxes - The operations of the Separate Account form part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

The Sponsor records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (i) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Note 3 - SHARE PURCHASES AND SALES

For the year ended December 31, 2025, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):

	$		$
Sub-account	Purchases		Sales
Alger Balanced Portfolio - Class I-2		$34		$11
Alger Capital Appreciation Portfolio - Class I-2		43		142
Alger Growth & Income Portfolio - Class I-2		16		7
Alger Large Cap Growth Portfolio - Class I-2		32		67
Alger Mid Cap Growth Portfolio - Class I-2		21		61
Alger Small Cap Growth Portfolio - Class I-2		31		27
Federated Hermes Fund for U.S. Government Securities II		70		17
Federated Hermes High Income Bond Fund II - Primary Shares		64		96
Federated Hermes Kaufmann Fund II - Primary Shares		18		20
Federated Hermes Managed Volatility Fund II - Primary Shares		16		19
Federated Hermes Quality Bond Fund II - Primary Shares		10		23
Fidelity VIP Asset Manager 70% Portfolio - Initial Class		—		218
Fidelity VIP Asset Manager 50% Portfolio - Initial Class		—		15
Fidelity VIP Asset Manager 50% Portfolio - Service Class 2		—		—
Fidelity VIP Balanced Portfolio - Initial Class		—		18
Fidelity VIP Contrafund Portfolio - Initial Class		5		735
Fidelity VIP Contrafund Portfolio - Service Class 2		51		132
Fidelity VIP Equity-Income Portfolio - Initial Class		1		136
Fidelity VIP Equity-Income Portfolio - Service Class 2		31		63
Fidelity VIP Government Money Market Portfolio - Initial Class		2		88
Fidelity VIP Government Money Market Portfolio - Service Class 2		807		289
Fidelity VIP Growth - Initial Class		2		215
Fidelity VIP Growth and Income - Initial Class		—		—
Fidelity VIP Growth and Income - Service Class 2		49		61
Fidelity VIP Growth Opportunities Portfolio - Initial Class		2		144
Fidelity VIP Growth Opportunities Portfolio - Service Class 2		61		133
Fidelity VIP High Income - Initial Class		1		49
Fidelity VIP Index 500 Portfolio - Initial Class		44		954
Fidelity VIP Index 500 Portfolio - Service Class 2		174		744
Fidelity VIP Investment Grade Bond Portfolio - Initial Class		—		(1)
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2		70		7
Fidelity VIP Mid Cap Portfolio - Initial Class		3		347
Fidelity VIP Mid Cap Portfolio - Service Class 2		87		185
Fidelity VIP Overseas Portfolio - Initial Class		1		(1)
Fidelity VIP Value Portfolio - Service Class 2		5		19
Fidelity VIP Value Strategies - Service Class 2		17		30
Invesco V.I. Discovery Mid Cap Growth Fund - Series I		—		(1)
Invesco V.I. Diversified Dividend Fund - Series I		11		27
Invesco V.I. Equity and Income Fund - Series I		11		14
Invesco V.I. Global Real Estate Fund - Series I		22		33
Invesco V.I. Health Care Fund - Series I		15		3
Invesco V.I. Small Cap Equity Fund - Series I		5		5
Invesco V.I. Technology Fund - Series I		2		58
Lazard Retirement Emerging Markets Portfolio		—		20
Lazard Retirement Small-Mid Cap Portfolio		7		28
MFS Core Equity Portfolio - Initial Class		8		26
MFS Growth Series - Initial Class		49		127
MFS Investors Trust Series - Initial Class		8		35
MFS Research Series - Initial Class		1		5
T. Rowe Price Equity Income Portfolio		47		292
T. Rowe Price International Stock Portfolio		48		136
T. Rowe Price Limited-Term Bond Portfolio		55		18
T. Rowe Price Mid-Cap Growth Portfolio		21		291
VanEck VIP Emerging Markets Fund - Initial Class		—		27
VanEck VIP Global Resources Fund - Initial Class		—		5

Total		$2,081		$6,216

Note 4 - POLICY CHARGES AND DEDUCTIONS

The following policy charges are deducted by the Sponsor from the Separate Account, and are considered to be related party transactions.

Mortality and Expense Risk Charges - Mortality risk and expense risk charges are assessed daily against the Separate Account net assets. This fee was assessed during 2025 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%
Investrac Gold Variable Annuity	1.25%
Group Unallocated Variable Annuity	0.35%
WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)
WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)
WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)
WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)
WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges - The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable contract owners’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$0 - 500,000	0.90%
$500,001 - 1,000,000	0.70%
$1,000,001 - 3,000,000	0.50%
$3,000,001 - 5,000,000	0.25%
$5,000,001 and above	—%

The administrative charges are imposed directly and charged directly to the contract owner accounts through the redemption of units.

Surrender Charge - On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal. The surrender charge is imposed directly to the contract owner accounts through the redemption of units.

Transfer Charge - A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts. The transfer charge is imposed directly to the contract owner accounts through the redemption of units.

Premium Charge - Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization. The premium charge is imposed directly to the contract owner accounts through the redemption of units.

New Accounting Pronouncements Issued but Not Yet Effective - All new accounting standards and updates of existing standards issued but not yet effective as of December 31, 2025 were considered and did not relate to accounting policies and procedures pertinent to the Separate Account at this time or were not expected to have a material impact to the financial statements.

Note 5 - FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 4). Differences in fee structures result in a variety of expense ratios and total returns. The unit value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratio:

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Alger Balanced Portfolio - Class I-2
December 31,	2025	199	3.04 to 4.04	724	2.91	1.20 to 1.55	14.29 to 14.84
December 31,	2024	193	2.66 to 2.83	607	0.21	1.20 to 1.55	15.15 to 15.51
December 31,	2023	170	2.31 to 2.45	456	1.86	1.20 to 1.55	15.50 to 16.11
December 31,	2022	170	2.00 to 2.11	388	5.77	1.20 to 1.55	(12.81) to (12.66)
December 31,	2021	196	2.29 to 2.42	503	3.69	1.20 to 1.55	16.24 to 16.91
Alger Capital Appreciation Portfolio - Class I-2
December 31,	2025	171	7.69 to 10.21	1,610	—	1.20 to 1.55	31.01 to 31.20
December 31,	2024	185	5.87 to 6.25	1,315	—	1.20 to 1.55	45.66 to 46.35
December 31,	2023	218	4.03 to 4.27	1,032	—	1.20 to 1.55	40.91 to 41.39
December 31,	2022	234	2.86 to 3.02	776	7.12	1.20 to 1.55	(37.47) to (37.42)
December 31,	2021	311	4.57 to 4.83	1,659	21.32	1.20 to 1.55	17.18 to 17.52
Alger Growth & Income Portfolio - Class I-2
December 31,	2025	140	4.46 to 5.41	670	1.57	1.20 to 1.25	19.57 to 20.49
December 31,	2024	138	3.73 to 4.49	551	0.96	1.20 to 1.55	21.10 to 22.01
December 31,	2023	141	2.83 to 3.08	462	4.55	1.20 to 1.55	21.98 to 22.22
December 31,	2022	148	2.32 to 2.52	394	8.26	1.20 to 1.55	(16.55) to (15.72)
December 31,	2021	169	2.78 to 2.99	531	8.75	1.20 to 1.55	29.30 to 29.44
Alger Large Cap Growth Portfolio - Class I-2
December 31,	2025	251	5.12 to 6.37	1,336	—	1.20 to 1.25	28.64 to 29.74
December 31,	2024	257	3.98 to 4.91	1,064	—	1.20 to 1.25	41.13 to 42.32
December 31,	2023	266	2.82 to 3.45	778	—	1.20 to 1.25	31.16 to 32.18
December 31,	2022	305	2.15 to 2.61	677	4.97	1.20 to 1.25	(39.61) to (38.88)
December 31,	2021	308	3.56 to 4.27	1,130	22.73	1.20 to 1.25	10.56 to 11.49
Alger Mid Cap Growth Portfolio - Class I-2
December 31,	2025	96	4.23 to 5.27	475	—	1.20 to 1.25	15.26 to 16.34
December 31,	2024	106	3.67 to 4.53	445	—	1.20 to 1.55	19.37 to 20.80
December 31,	2023	181	2.89 to 3.07	594	—	1.20 to 1.55	20.92 to 21.34
December 31,	2022	243	2.39 to 2.53	642	3.05	1.20 to 1.55	(36.94) to (36.75)
December 31,	2021	278	3.79 to 4.00	1,160	33.02	1.20 to 1.55	2.43 to 2.83
Alger Small Cap Growth Portfolio - Class I-2
December 31,	2025	158	2.83 to 3.52	528	—	1.20 to 1.25	4.43 to 5.39
December 31,	2024	157	2.71 to 3.34	495	0.43	1.20 to 1.55	6.54 to 7.74
December 31,	2023	175	2.39 to 2.54	483	—	1.20 to 1.55	14.90 to 14.93
December 31,	2022	176	2.08 to 2.21	419	19.10	1.20 to 1.55	(39.00) to (38.61)
December 31,	2021	172	3.41 to 3.60	672	30.28	1.20 to 1.55	(7.59) to (7.46)
Federated Hermes Fund for U.S. Government Securities II
December 31,	2025	284	1.26 to 1.67	434	3.59	1.20 to 1.25	5.70 to 5.88
December 31,	2024	246	1.19 to 1.58	357	3.45	1.20 to 1.25	(0.83) to 0.71
December 31,	2023	220	1.18 to 1.59	319	2.48	1.20 to 1.25	2.58 to 3.51
December 31,	2022	216	1.14 to 1.55	302	1.91	1.20 to 1.25	(13.64) to (13.41)
December 31,	2021	210	1.32 to 1.79	338	2.63	1.20 to 1.25	(3.65) to (3.24)
Federated Hermes High Income Bond Fund II - Primary Shares
December 31,	2025	315	3.12 to 3.89	1,117	5.85	1.20 to 1.25	6.85 to 7.76
December 31,	2024	327	2.92 to 3.61	1,070	5.38	1.20 to 1.55	4.66 to 6.18
December 31,	2023	323	2.63 to 2.79	987	5.99	1.20 to 1.55	10.97 to 11.60
December 31,	2022	347	2.37 to 2.50	936	5.50	1.20 to 1.55	(13.19) to (12.87)
December 31,	2021	358	2.72 to 2.88	1,102	4.75	1.20 to 1.55	3.03 to 3.60

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Federated Hermes Kaufmann Fund II - Primary Shares
December 31,	2025	57	4.98 to 5.93	314	—	1.20 to 1.25	10.18 to 11.05
December 31,	2024	58	4.52 to 5.34	284	3.85	1.20 to 1.25	15.90 to 16.59
December 31,	2023	74	3.90 to 4.58	310	—	1.20 to 1.25	13.70 to 14.79
December 31,	2022	73	3.43 to 3.99	264	13.68	1.20 to 1.25	(30.85) to (30.24)
December 31,	2021	91	4.96 to 5.72	489	6.42	1.20 to 1.25	1.22 to 2.14
Federated Hermes Managed Volatility Fund II - Primary Shares
December 31,	2025	102	2.39 to 2.97	274	0.75	1.20 to 1.25	5.75 to 6.45
December 31,	2024	103	2.26 to 2.79	260	2.32	1.20 to 1.25	14.14 to 15.29
December 31,	2023	145	1.98 to 2.42	325	1.85	1.20 to 1.25	7.03 to 8.52
December 31,	2022	146	1.85 to 2.23	302	26.87	1.20 to 1.25	(14.75) to (14.23)
December 31,	2021	171	2.17 to 2.60	415	1.60	1.20 to 1.25	17.30 to 18.18
Federated Hermes Quality Bond Fund II - Primary Shares
December 31,	2025	55	1.54 to 1.62	91	3.26	1.20 to 1.55	5.19 to 5.48
December 31,	2024	62	1.46 to 1.54	99	2.96	1.20 to 1.55	2.10 to 2.61
December 31,	2023	63	1.43 to 1.50	97	2.60	1.20 to 1.55	4.38 to 4.90
December 31,	2022	63	1.37 to 1.43	92	4.31	1.20 to 1.55	(10.63) to (10.46)
December 31,	2021	91	1.53 to 1.60	151	3.84	1.20 to 1.55	(3.16) to (2.44)
Fidelity VIP Asset Manager 70% Portfolio - Initial Class
December 31,	2025	49	3.67 to 5.26	208	1.32	1.25	16.51 to 16.63
December 31,	2024	111	3.15 to 4.51	389	2.99	1.25	9.20 to 9.76
December 31,	2023	116	2.87 to 4.13	368	1.83	1.25 to 1.40	14.72 to 14.80
December 31,	2022	118	2.50 to 3.60	330	8.41	1.25 to 1.40	(18.03) to (18.00)
December 31,	2021	125	3.05 to 4.39	430	2.80	1.25 to 1.40	12.55 to 12.56
Fidelity VIP Asset Manager 50% Portfolio - Initial Class
December 31,	2025	38	3.41 to 4.99	141	2.39	1.25	13.29 to 13.41
December 31,	2024	42	3.01 to 4.40	138	3.07	1.25	7.06 to 7.50
December 31,	2023	49	2.80 to 4.11	150	3.44	1.25 to 1.40	11.38 to 11.55
December 31,	2022	51	2.51 to 3.69	141	9.73	1.25 to 1.40	(16.14) to (16.05)
December 31,	2021	63	2.99 to 4.40	210	1.43	1.25 to 1.40	8.33 to 8.37
Fidelity VIP Asset Manager 50% Portfolio - Service Class 2
December 31,	2025	—	3.20	—	2.48	1.25	14.29
December 31,	2024	—	2.80	—	3.02	1.25	7.69
December 31,	2023	—	2.60	—	3.32	1.25	11.59
December 31,	2022	—	2.33	—	8.71	1.25	(15.27)
December 31,	2021	—	2.75	—	2.01	1.25	9.56
Fidelity VIP Balanced Portfolio - Initial Class
December 31,	2025	—	—	—	1.05	—	—
December 31,	2024	5	3.84	19	4.92	1.25	14.29
December 31,	2023	5	3.36	18	5.26	1.25	20.00
December 31,	2022	5	2.80	15	7.21	1.25	(19.08)
December 31,	2021	6	3.46	20	8.04	1.25	16.50
Fidelity VIP Contrafund Portfolio - Initial Class
December 31,	2025	197	11.96 to 20.36	2,827	0.13	1.25	19.76 to 19.96
December 31,	2024	247	9.97 to 17.00	3,037	12.17	1.25	31.99 to 32.05
December 31,	2023	271	7.55 to 12.88	2,514	4.01	1.25 to 1.40	31.56 to 31.99
December 31,	2022	305	5.72 to 9.79	2,126	5.20	1.25 to 1.40	(27.32)
December 31,	2021	323	7.87 to 13.47	3,151	11.93	1.25 to 1.40	26.01 to 26.32
Fidelity VIP Contrafund Portfolio - Service Class 2
December 31,	2025	493	7.33 to 7.82	4,165	—	1.20 to 1.55	19.38 to 19.57
December 31,	2024	504	6.14 to 6.54	3,541	12.03	1.20 to 1.55	31.20 to 31.85
December 31,	2023	577	4.68 to 4.96	3,063	3.92	1.20 to 1.55	31.09 to 31.22
December 31,	2022	655	3.57 to 3.78	2,628	5.15	1.20 to 1.55	(27.59) to (27.31)
December 31,	2021	691	4.93 to 5.20	3,822	12.54	1.20 to 1.55	25.45 to 25.60

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Fidelity VIP Equity-Income Portfolio - Initial Class
December 31,	2025	43	9.82	418	1.54	1.25	17.32
December 31,	2024	57	8.37	477	7.54	1.25	13.72
December 31,	2023	60	7.36	441	4.75	1.40	9.20
December 31,	2022	70	6.74	469	5.13	1.40	(6.26)
December 31,	2021	81	7.19	583	12.26	1.40	23.12
Fidelity VIP Equity-Income Portfolio - Service Class 2
December 31,	2025	75	3.79 to 4.08	335	1.58	1.20 to 1.55	16.62 to 17.24
December 31,	2024	84	3.25 to 3.48	313	7.83	1.20 to 1.55	13.24 to 13.73
December 31,	2023	83	2.87 to 3.06	268	4.97	1.20 to 1.55	8.71 to 9.29
December 31,	2022	81	2.64 to 2.80	240	4.74	1.20 to 1.55	(6.71) to (6.67)
December 31,	2021	166	2.83 to 2.95	508	12.92	1.20 to 1.55	23.04 to 23.43
Fidelity VIP Government Money Market Portfolio - Initial Class
December 31,	2025	307	1.41	433	4.07	1.25	2.92
December 31,	2024	369	1.37	507	4.99	1.25	3.01
December 31,	2023	396	1.33	525	4.78	1.40	3.91
December 31,	2022	418	1.28	536	1.38	1.40	—
December 31,	2021	466	1.28	597	0.01	1.40	(1.54)
Fidelity VIP Government Money Market Portfolio - Service Class 2
December 31,	2025	2,649	0.94 to 0.98	2,906	3.78	1.20 to 1.55	2.17 to 3.16
December 31,	2024	2,215	0.92 to 0.95	2,314	4.73	1.20 to 1.55	3.26 to 3.37
December 31,	2023	2,365	0.89 to 0.92	2,340	4.54	1.20 to 1.55	3.37 to 3.49
December 31,	2022	2,457	0.86 to 0.89	2,315	1.25	1.20 to 1.55	0.00 to (1.15)
December 31,	2021	2,741	0.87 to 0.89	2,591	0.01	1.20 to 1.55	(1.14) to (1.11)
Fidelity VIP Growth - Initial Class
December 31,	2025	67	18.92	1,260	0.28	1.25	13.29
December 31,	2024	79	16.70	1,320	22.41	1.25	28.56
December 31,	2023	83	12.99	1,073	4.79	1.40	34.33
December 31,	2022	91	9.67	884	8.40	1.40	(25.50)
December 31,	2021	103	12.98	1,335	20.60	1.40	21.54
Fidelity VIP Growth and Income - Initial Class
December 31,	2025	29	5.01	146	1.59	1.25	19.86
December 31,	2024	29	4.18	122	8.23	1.25	20.46
December 31,	2023	29	3.47	101	5.53	1.40	17.23
December 31,	2022	29	2.96	86	3.10	1.40	(6.33)
December 31,	2021	37	3.16	116	6.91	1.40	23.92
Fidelity VIP Growth and Income - Service Class 2
December 31,	2025	77	5.71 to 6.81	469	1.36	1.20 to 1.25	19.71 to 20.74
December 31,	2024	79	4.77 to 5.64	401	7.40	1.20 to 1.25	20.45 to 21.55
December 31,	2023	98	3.96 to 4.64	407	5.04	1.20 to 1.25	17.16 to 18.07
December 31,	2022	120	3.38 to 3.93	421	3.55	1.20 to 1.25	(6.37) to (5.53)
December 31,	2021	124	3.61 to 4.16	458	6.83	1.20 to 1.25	24.05 to 25.30
Fidelity VIP Growth Opportunities Portfolio - Initial Class
December 31,	2025	97	10.18	991	—	1.25	20.47
December 31,	2024	113	8.45	958	—	1.25	37.18
December 31,	2023	117	6.16	722	—	1.25	43.93
December 31,	2022	126	4.28	539	20.09	1.25	(38.94)
December 31,	2021	132	7.01	926	9.18	1.25	10.39
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
December 31,	2025	154	7.84 to 9.76	1,255	—	1.20 to 1.25	20.06 to 21.24
December 31,	2024	163	6.53 to 8.05	1,104	—	1.20 to 1.25	36.81 to 38.08
December 31,	2023	175	4.77 to 5.83	861	—	1.20 to 1.25	43.24 to 44.67
December 31,	2022	203	3.33 to 4.03	709	20.07	1.20 to 1.25	(39.12) to (38.47)
December 31,	2021	210	5.47 to 6.55	1,214	9.09	1.20 to 1.25	10.28 to 11.21

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Fidelity VIP High Income - Initial Class
December 31,	2025	4	3.27	14	1.97	1.25	9
December 31,	2024	157	3.00	58	6.19	1.25	7.53
December 31,	2023	19	2.79	53	5.84	1.40	(4.78)
December 31,	2022	19	2.56	48	5.18	1.40	(12.63)
December 31,	2021	19	2.93	55	5.36	1.40	2.81
Fidelity VIP Index 500 Portfolio - Initial Class
December 31,	2025	268	7.92 to 16.52	2,947	1.06	1.25	16.09 to 16.30
December 31,	2024	353	6.81 to 14.23	3,393	1.43	1.25	23.20 to 23.37
December 31,	2023	330	5.52 to 11.55	2,658	2.43	1.25 to 1.40	24.46 to 24.60
December 31,	2022	398	4.43 to 9.28	2,611	2.22	1.25 to 1.40	(19.37) to (19.16)
December 31,	2021	448	5.48 to 11.51	3,583	1.95	1.25 to 1.40	26.76 to 26.85
Fidelity VIP Index 500 Portfolio - Service Class 2
December 31,	2025	517	4.73 to 5.04	2,905	0.84	1.20 to 1.55	15.65 to 15.86
December 31,	2024	611	4.09 to 4.35	2,987	1.16	1.20 to 1.55	22.82 to 23.20
December 31,	2023	595	3.33 to 3.53	2,323	2.21	1.20 to 1.55	23.79 to 24.30
December 31,	2022	648	2.69 to 2.84	2,015	2.00	1.20 to 1.55	(19.70) to (19.55)
December 31,	2021	652	3.35 to 3.53	2,499	1.77	1.20 to 1.55	26.42 to 26.52
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
December 31,	2025	2	2.78	6	3.55	1.25	6.11
December 31,	2024	2	2.62	5	3.47	1.25	—
December 31,	2023	2	2.62	5	2.58	1.40	4.80
December 31,	2022	2	2.50	5	7.66	1.40	(14.09)
December 31,	2021	3	2.91	7	4.64	1.40	(2.02)
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
December 31,	2025	595	1.49 to 1.81	1,066	3.52	1.20 to 1.25	5.67 to 6.47
December 31,	2024	558	1.41 to 1.70	939	3.24	1.20 to 1.25	0.00 to 1.19
December 31,	2023	593	1.41 to 1.68	987	2.42	1.20 to 1.25	5.22 to 5.66
December 31,	2022	643	1.34 to 1.59	996	7.50	1.20 to 1.25	(14.65) to (13.59)
December 31,	2021	635	1.57 to 1.84	1,138	4.61	1.20 to 1.25	(1.88) to (1.08)
Fidelity VIP Mid Cap Portfolio - Initial Class
December 31,	2025	38	11.51	433	0.39	1.25	10.14
December 31,	2024	71	10.45	738	13.38	1.25	15.85
December 31,	2023	71	9.02	644	3.39	1.40	13.46
December 31,	2022	73	7.95	577	6.83	1.40	(15.87)
December 31,	2021	79	9.45	749	16.69	1.40	23.85
Fidelity VIP Mid Cap Portfolio - Service Class 2
December 31,	2025	280	7.08 to 7.53	2,311	0.25	1.20 to 1.55	9.77 to 10.09
December 31,	2024	294	6.45 to 6.84	2,188	13.68	1.20 to 1.55	15.38 to 15.54
December 31,	2023	315	5.59 to 5.92	2,006	3.18	1.20 to 1.55	13.16 to 13.41
December 31,	2022	372	4.94 to 5.22	2,064	7.08	1.20 to 1.55	(16.27) to (16.08)
December 31,	2021	464	5.90 to 6.22	3,066	16.76	1.20 to 1.55	23.43 to 23.66
Fidelity VIP Overseas Portfolio - Initial Class
December 31,	2025	25	4.08	101	1.63	1.25	18.95
December 31,	2024	24	3.43	83	6.03	1.25	3.31
December 31,	2023	32	3.32	107	1.20	1.40	19.00
December 31,	2022	40	2.79	111	1.94	1.40	(25.60)
December 31,	2021	43	3.75	163	7.47	1.40	18.30
Fidelity VIP Value Portfolio - Service Class 2
December 31,	2025	34	4.33 to 5.16	157	1.23	1.20 to 1.25	9.62 to 10.49
December 31,	2024	38	3.95 to 4.67	156	10.23	1.20 to 1.55	9.72 to 10.66
December 31,	2023	55	3.37 to 3.60	203	2.33	1.20 to 1.55	17.42 to 18.03
December 31,	2022	125	2.87 to 3.00	380	4.67	1.20 to 1.55	(5.59) to (5.36)
December 31,	2021	152	3.04 to 3.17	492	12.36	1.20 to 1.55	27.73 to 27.82

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Fidelity VIP Value Strategies - Service Class 2
December 31,	2025	74	4.29 to 4.61	363	0.82	1.20 to 1.55	6.19 to 6.47
December 31,	2024	77	4.04 to 4.33	355	14.99	1.20 to 1.55	7.45 to 7.71
December 31,	2023	77	3.76 to 3.94	327	4.92	1.20 to 1.55	18.61 to 19.03
December 31,	2022	75	3.17 to 3.31	267	5.47	1.20 to 1.55	(8.65) to (8.56)
December 31,	2021	77	3.47 to 3.62	296	9.68	1.20 to 1.55	31.44 to 31.64
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
December 31,	2025	—	33.18 to 37.30	—	—	1.20 to 1.25	3.53 to 4.42
December 31,	2024	—	32.05 to 35.72	4	—	1.20 to 1.25	22.75 to 23.77
December 31,	2023	—	26.11 to 28.86	4	—	1.20 to 1.25	11.77 to 12.78
December 31,	2022	1	23.36 to 25.59	12	5.02	1.20 to 1.25	(31.80) to (31.23)
December 31,	2021	5	34.25 to 37.21	168	11.43	1.20 to 1.25	17.70 to 18.69
Invesco V.I. Diversified Dividend Fund - Series I
December 31,	2025	1	85.58 to 97.28	139	1.66	1.20 to 1.25	14.37 to 15.33
December 31,	2024	2	74.83 to 84.35	137	5.43	1.20 to 1.25	11.85 to 12.83
December 31,	2023	1	66.9 to 74.76	79	10.59	1.20 to 1.25	7.75 to 8.66
December 31,	2022	1	62.09 to 68.80	78	13.92	1.20 to 1.25	(2.85) to (2.02)
December 31,	2021	1	63.91 to 70.22	82	1.89	1.20 to 1.55	17.48 to 18.47
Invesco V.I. Equity and Income Fund - Series I*
December 31,	2025	58	2.60 to 3.23	171	2.14	1.20 to 1.25	11.59 to 12.54
December 31,	2024	61	2.33 to 2.87	157	4.71	1.20 to 1.55	10.43 to 11.67
December 31,	2023	83	1.99 to 2.11	187	7.41	1.20 to 1.55	8.74 to 9.33
December 31,	2022	83	1.83 to 1.93	170	14.25	1.20 to 1.55	(8.96)
December 31,	2021	89	2.01 to 2.12	201	2.81	1.20 to 1.55	—
Invesco V.I. Global Real Estate Fund - Series I
December 31,	2025	79	3.32 to 3.53	298	1.98	1.20 to 1.25	6.33 to 6.41
December 31,	2024	83	3.12 to 3.32	289	2.50	1.20 to 1.55	2.92 to 3.41
December 31,	2023	66	3.23 to 3.42	230	1.49	1.20 to 1.55	7.31 to 7.55
December 31,	2022	69	3.01 to 3.18	223	2.17	1.20 to 1.55	(26.04) to (25.87)
December 31,	2021	101	4.07 to 4.29	462	2.60	1.20 to 1.55	23.71 to 23.99
Invesco V.I. Health Care Fund - Series I
December 31,	2025	35	4.01 to 4.87	167	0.00	1.20 to 1.55	13.92 to 14.86
December 31,	2024	32	3.52 to 4.24	134	—	1.20 to 1.55	2.92 to 3.92
December 31,	2023	25	3.16 to 3.42	97	—	1.20 to 1.55	1.61 to 1.79
December 31,	2022	26	3.11 to 3.36	95	10.69	1.20 to 1.55	(14.79) to (14.29)
December 31,	2021	40	3.65 to 3.92	172	11.20	1.20 to 1.55	10.61 to 10.73
Invesco V.I. Small Cap Equity Fund - Series I
December 31,	2025	13	3.55 to 4.30	51	—	1.20 to 1.25	6.93 to 7.77
December 31,	2024	13	3.32 to 3.99	47	3.35	1.20 to 1.25	16.49 to 17.70
December 31,	2023	30	2.85 to 3.39	89	1.47	1.20 to 1.25	15.38 to 16.10
December 31,	2022	54	2.47 to 2.92	136	15.92	1.20 to 1.25	(21.59) to (20.87)
December 31,	2021	68	3.15 to 3.69	225	5.40	1.20 to 1.25	19.32 to 20.20
Invesco V.I. Technology Fund - Series I
December 31,	2025	55	3.74 to 4.53	212	—	1.20 to 1.25	19.11 to 19.84
December 31,	2024	69	3.14 to 3.78	231	4.55	1.20 to 1.25	32.49 to 34.04
December 31,	2023	84	2.37 to 2.82	213	—	1.20 to 1.25	45.40 to 46.11
December 31,	2022	89	1.63 to 1.93	154	30.42	1.20 to 1.25	(40.73) to (40.06)
December 31,	2021	135	2.75 to 3.22	400	9.54	1.20 to 1.25	13.17 to 13.78

*This fund was opened on April 30, 2021.

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
Lazard Retirement Emerging Markets Portfolio
December 31,	2025	16	5.74	91	2.83	1.25	40.00
December 31,	2024	19	4.10	80	3.41	1.25	5.94
December 31,	2023	21	3.87	83	4.87	1.25	20.94
December 31,	2022	23	3.20	74	3.17	1.25	(16.23)
December 31,	2021	29	3.82	112	1.87	1.25	4.09
Lazard Retirement Small-Mid Cap Portfolio
December 31,	2025	35	5.36	186	—	1.25	0.75
December 31,	2024	39	5.32	205	3.66	1.25	9.92
December 31,	2023	38	4.84	183	—	1.25	8.52
December 31,	2022	37	4.46	164	26.27	1.25	(16.48)
December 31,	2021	38	5.34	202	0.16	1.25	18.40
MFS Core Equity Portfolio - Initial Class
December 31,	2025	4	74.82 to 82.00	335	0.47	1.20 to 1.25	11.16 to 12.11
December 31,	2024	5	67.31 to 73.14	317	4.99	1.20 to 1.25	18.68 to 19.69
December 31,	2023	5	56.72 to 61.11	286	5.54	1.20 to 1.25	21.70 to 22.71
December 31,	2022	6	46.61 to 49.80	265	11.46	1.20 to 1.25	(18.25) to (17.56)
December 31,	2021	6	57.02 to 60.41	346	7.70	1.20 to 1.25	23.81 to 24.89
MFS Growth Series - Initial Class
December 31,	2025	264	4.57 to 9.84	1,630	—	1.20 to 1.25	10.81 to 10.92
December 31,	2024	271	4.12 to 8.88	1,544	7.74	1.20 to 1.25	29.97 to 30.87
December 31,	2023	269	3.17 to 6.84	1,205	7.92	1.20 to 1.25	34.12 to 34.32
December 31,	2022	270	2.36 to 2.80	924	9.77	1.20 to 1.25	(32.57) to (31.87)
December 31,	2021	341	3.50 to 7.55	1,752	13.66	1.20 to 1.25	21.97 to 22.38
MFS Investors Trust Series - Initial Class
December 31,	2025	42	4.71 to 5.71	218	1.57	1.20 to 1.25	12.41 to 13.07
December 31,	2024	48	4.19 to 5.05	220	7.80	1.20 to 1.25	18.03 to 19.10
December 31,	2023	48	3.55 to 4.24	185	6.55	1.20 to 1.25	17.55 to 18.77
December 31,	2022	55	3.02 to 3.57	179	12.47	1.20 to 1.25	(17.49) to (16.78)
December 31,	2021	64	3.66 to 4.29	257	3.59	1.20 to 1.25	25.34 to 26.18
MFS Research Series - Initial Class
December 31,	2025	26	4.17 to 5.73	141	0.96	1.20 to 1.25	11.48 to 11.50
December 31,	2024	27	3.74 to 5.14	130	6.52	1.20 to 1.25	17.24 to 17.35
December 31,	2023	29	3.19 to 4.38	119	5.99	1.20 to 1.25	20.83 to 20.99
December 31,	2022	29	2.64 to 3.62	98	11.79	1.20 to 1.25	(18.28) to (18.27)
December 31,	2021	36	3.23 to 4.43	147	5.39	1.20 to 1.25	23.28 to 23.40
T. Rowe Price Equity Income Portfolio
December 31,	2025	284	4.45 to 4.74	1,468	1.61	1.20 to 1.55	12.66 to 12.86
December 31,	2024	334	3.95 to 4.20	1,534	8.04	1.20 to 1.55	10.03 to 10.24
December 31,	2023	372	3.59 to 3.81	1,541	6.33	1.20 to 1.55	7.81 to 8.24
December 31,	2022	408	3.33 to 3.52	1,549	6.49	1.20 to 1.55	(4.86) to (4.61)
December 31,	2021	488	3.50 to 3.69	1,936	8.03	1.20 to 1.55	23.83 to 23.67
T. Rowe Price International Stock Portfolio
December 31,	2025	458	1.87 to 2.68	1,034	1.86	1.20 to 1.25	16.88 to 17.03
December 31,	2024	503	1.60 to 2.29	954	3.27	1.20 to 1.55	1.86 to 2.60
December 31,	2023	520	1.48 to 1.57	960	0.99	1.20 to 1.55	14.60 to 14.73
December 31,	2022	584	1.29 to 1.37	917	3.01	1.20 to 1.55	(17.31) to (16.46)
December 31,	2021	724	1.56 to 1.64	1,342	6.87	1.20 to 1.55	—
T. Rowe Price Limited-Term Bond Portfolio
December 31,	2025	273	1.41 to 1.50	476	4.30	1.20 to 1.55	3.68 to 4.17
December 31,	2024	254	1.36 to 1.44	418	4.21	1.20 to 1.55	3.60 to 3.82
December 31,	2023	265	1.31 to 1.39	407	3.31	1.20 to 1.55	3.15 to 3.73
December 31,	2022	286	1.27 to 1.34	416	2.10	1.20 to 1.55	(6.29) to (5.93)
December 31,	2021	297	1.35 to 1.43	457	1.91	1.20 to 1.55	(1.46) to (0.69)

Note 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

		Units[4] (000s)	Unit Value Lowest to Highest($)	Net Assets (000s)($)	Investment[1] Income Ratio	Expense Ratio[2] Lowest to Highest	Total Return[3] Lowest to Highest
T. Rowe Price Mid-Cap Growth Portfolio
December 31,	2025	89	7.25 to 11.24	926	—	1.20 to 1.25	2.26 to 2.27
December 31,	2024	121	7.09 to 10.99	1,176	8.80	1.20 to 1.25	7.96 to 8.08
December 31,	2023	130	6.41 to 10.18	1,161	6.13	1.20 to 1.55	18.48 to 18.51
December 31,	2022	157	5.41 to 8.59	1,218	2.88	1.20 to 1.55	(23.59) to (23.58)
December 31,	2021	165	7.08 to 11.24	1,662	10.04	1.20 to 1.55	13.28 to 13.42
VanEck VIP Emerging Markets Fund - Initial Class
December 31,	2025	37	4.01	150	0.75	1.25	28.12
December 31,	2024	44	3.13	138	1.69	1.25	—
December 31,	2023	44	3.13	139	3.60	1.25	8.30
December 31,	2022	44	2.89	127	19.17	1.25	(25.32)
December 31,	2021	50	3.87	192	3.18	1.25	(12.84)
VanEck VIP Global Resources Fund - Initial Class
December 31,	2025	8	3.68	31	2.55	1.25	34.80
December 31,	2024	9	2.73	26	2.58	1.25	(4.21)
December 31,	2023	6	2.85	18	2.83	1.25	(4.68)
December 31,	2022	8	2.99	25	1.57	1.25	7.17
December 31,	2021	12	2.79	33	0.44	1.25	17.23

[1]

These ratios represent the dividends, excluding distributions of realized gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[2]

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

[4]	If zero units are listed, there is ownership of the fund. However, it is less than one full unit.

Note 6 - UNIT CHANGES

The changes in units outstanding for the periods ended December 31, 2025 and December 31, 2024 were as follows:

		2024			2025
	January 1,			December 31,			December 31,
	2024	Units	Units	2024	Units	Units	2025
	Units			Units			Units
Fund	Outstanding	Purchased	Redeemed	Outstanding	Purchased	Redeemed	Outstanding
Alger Balanced Portfolio - Class I-2	170,427	27,351	4,572	193,206	9,763	3,585	199,384
Alger Capital Appreciation Portfolio - Class I-2	217,724	6,713	39,409	185,028	5,297	19,420	170,905
Alger Growth & Income Portfolio - Class I-2	141,485	5,579	8,814	138,250	3,751	1,878	140,123
Alger Large Cap Growth Portfolio - Class I-2	266,483	2,315	11,361	257,437	7,128	13,799	250,766
Alger Mid Cap Growth Portfolio - Class I-2	181,293	5,331	80,177	106,447	4,478	14,747	96,178
Alger Small Cap Growth Portfolio - Class I-2	174,647	40,474	58,493	156,628	10,309	8,636	158,301
Federated Hermes Fund for U.S. Government Securities II	220,244	46,858	21,132	245,970	48,425	10,304	284,091
Federated Hermes High Income Bond Fund II - Primary Shares	323,141	40,518	36,511	327,148	17,367	29,039	315,476
Federated Hermes Kaufmann Fund II - Primary Shares	74,742	4,005	21,070	57,677	3,394	3,837	57,235
Federated Hermes Managed Volatility Fund II - Primary Shares	144,702	6,951	48,310	103,343	5,948	7,427	101,865
Federated Hermes Quality Bond Fund II - Primary Shares	63,176	2,467	3,419	62,224	5,499	13,006	54,717
Fidelity VIP Asset Manager 70% Portfolio - Initial Class	115,579	2,294	6,384	111,489	47	62,394	49,142
Fidelity VIP Asset Manager 50% Portfolio - Initial Class	49,166	1,045	7,714	42,497	—	4,417	38,080
Fidelity VIP Asset Manager 50% Portfolio - Service Class 2	30	—	—	30	—	—	30
Fidelity VIP Balanced Portfolio - Initial Class	5,221	—	183	5,038	—	5,038	—
Fidelity VIP Contrafund Portfolio - Initial Class	270,975	559	24,938	246,596	274	49,416	197,454
Fidelity VIP Contrafund Portfolio - Service Class 2	577,106	15,721	89,215	503,612	6,045	16,890	492,767
Fidelity VIP Equity-Income Portfolio - Initial Class	59,938	133	3,012	57,059	110	14,592	42,577
Fidelity VIP Equity-Income Portfolio - Service Class 2	82,531	4,779	3,190	84,120	7,496	16,503	75,113
Fidelity VIP Government Money Market Portfolio - Initial Class	396,386	3,336	30,578	369,144	1,569	63,557	307,156
Fidelity VIP Government Money Market Portfolio - Service Class 2	2,364,482	470,505	620,453	2,214,534	718,810	283,859	2,649,485
Fidelity VIP Growth - Initial Class	82,613	192	3,770	79,035	107	12,542	66,600
Fidelity VIP Growth and Income - Initial Class	29,160	—	4	29,156	—	1	29,155
Fidelity VIP Growth and Income - Service Class 2	97,774	7,151	25,452	79,473	8,714	11,140	77,047
Fidelity VIP Growth Opportunities Portfolio - Initial Class	117,199	48	3,922	113,325	255	16,229	97,351
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	174,721	3,251	14,838	163,134	8,084	17,124	154,094
Fidelity VIP High Income - Initial Class	18,840	520	16	19,344	366	15,402	4,308
Fidelity VIP Index 500 Portfolio - Initial Class	330,396	40,221	17,325	353,292	5,255	90,641	267,906
Fidelity VIP Index 500 Portfolio - Service Class 2	594,549	64,223	47,572	611,200	32,782	127,105	516,878
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	2,084	—	46	2,038	—	46	1,991
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	592,931	43,781	78,412	558,300	40,098	3,883	594,514
Fidelity VIP Mid Cap Portfolio - Initial Class	71,453	308	1,107	70,654	296	33,360	37,590
Fidelity VIP Mid Cap Portfolio - Service Class 2	315,274	9,143	30,173	294,244	10,923	25,301	279,866
Fidelity VIP Overseas Portfolio - Initial Class	32,155	455	8,315	24,295	382	4	24,673
Fidelity VIP Value Portfolio - Service Class 2	55,124	1,816	19,296	37,644	1,176	4,564	34,256
Fidelity VIP Value Strategies - Service Class 2	77,076	4,809	4,510	77,375	3,786	7,592	73,569
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	135	—	—	135	—	1	134
Invesco V.I. Diversified Dividend Fund - Series I	1,087	700	136	1,651	124	319	1,456
Invesco V.I. Equity and Income Fund - Series I	83,193	5,534	28,158	60,569	3,707	6,214	58,062
Invesco V.I. Global Real Estate Fund - Series I	66,391	20,852	4,243	83,000	5,728	9,259	79,469
Invesco V.I. Health Care Fund - Series I	25,258	12,611	5,470	32,399	3,386	710	35,076
Invesco V.I. Small Cap Equity Fund - Series I	29,717	1,697	18,842	12,572	1,203	1,258	12,518
Invesco V.I. Technology Fund - Series I	83,837	2,929	17,543	69,223	578	15,028	54,772
Lazard Retirement Emerging Markets Portfolio	21,440	75	2,121	19,394	—	3,516	15,878
Lazard Retirement Small-Mid Cap Portfolio	37,691	1,701	854	38,538	1,496	5,287	34,747
MFS Core Equity Portfolio - Initial Class	5,024	89	428	4,685	102	334	4,453
MFS Growth Series - Initial Class	269,413	10,744	9,020	271,137	9,665	17,070	263,732
MFS Investors Trust Series - Initial Class	48,015	1,247	1,090	48,172	1,520	7,461	42,231
MFS Research Series - Initial Class	28,794	561	2,704	26,651	242	914	25,979
T. Rowe Price Equity Income Portfolio	372,363	18,360	56,459	334,264	9,351	59,354	284,261
T. Rowe Price International Stock Portfolio	520,415	42,896	60,680	502,631	22,565	67,399	457,797
T. Rowe Price Limited-Term Bond Portfolio	265,251	68,144	79,484	253,911	30,459	11,016	273,354
T. Rowe Price Mid-Cap Growth Portfolio	129,554	1,396	10,425	120,525	1,925	33,411	89,039
VanEck VIP Emerging Markets Fund - Initial Class	44,319	1,950	2,238	44,031	—	6,716	37,315
VanEck VIP Global Resources Fund - Initial Class	6,392	3,122	131	9,383	—	929	8,454

Total	10,529,116	1,024,030.463	1,664,015.713	9,912,857	1,059,985	1,253,474	9,719,374

Note 7 - SUBSEQUENT EVENTS

The Separate Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.